Subsidiary Undertakings	12 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
SUBSIDIARY UNDERTAKINGS

29.	SUBSIDIARY UNDERTAKINGS
The Company has investments in the following subsidiary undertakings which principally affect the net income or net assets of the Group.
A full list of the Group’s subsidiary undertakings is included within the Company’s annual return.

Subsidiary name	Country of registration	Class of share	Percentage ownership
Holding companies
TAI Limited	England and Wales	Ordinary shares	100%
Trinity Acquisition plc	England and Wales	Ordinary shares	100%
Willis Faber Limited	England and Wales	Ordinary shares	100%
Willis Group Limited	England and Wales	Ordinary shares	100%
Willis Investment UK Holdings Limited	England and Wales	Ordinary shares	100%
Willis Netherlands Holdings B.V.	Netherlands	Ordinary shares	100%
Willis Europe B.V.	England and Wales	Ordinary shares	100%
Insurance broking companies
Willis HRH, Inc.	USA	Common shares	100%
Willis Limited	England and Wales	Ordinary shares	100%
Willis North America, Inc.	USA	Common shares	100%
Willis Re, Inc.	USA	Common shares	100%